Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

March 31, 2020

VF-2050-QTLY-0520
1.903288.110

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	100,416	$3,235,420
VIP Equity-Income Portfolio Initial Class (a)	192,817	3,412,856
VIP Growth & Income Portfolio Initial Class (a)	241,473	3,892,537
VIP Growth Portfolio Initial Class (a)	52,704	3,309,269
VIP Mid Cap Portfolio Initial Class (a)	41,236	952,145
VIP Value Portfolio Initial Class (a)	250,090	2,508,402
VIP Value Strategies Portfolio Initial Class (a)	149,326	1,228,954
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,571,155)		18,539,583

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	612,767	5,545,542
VIP Overseas Portfolio Initial Class (a)	593,900	10,963,391
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,399,129)		16,508,933

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	78,583	806,262
Fidelity Long-Term Treasury Bond Index Fund (a)	54,673	937,091
VIP High Income Portfolio Initial Class (a)	179,083	832,738
VIP Investment Grade Bond Portfolio Initial Class (a)	75,978	999,105
TOTAL BOND FUNDS
(Cost $3,388,696)		3,575,196

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $1,626,334)	1,626,334	1,626,334
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $44,985,314)		40,250,046
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,345)
NET ASSETS - 100%		$40,245,701

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$904,084	$188,151	$303,767	$868	$(138)	$17,932	$806,262
Fidelity Long-Term Treasury Bond Index Fund	1,140,494	225,601	660,747	6,822	80,965	150,778	937,091
VIP Contrafund Portfolio Initial Class	3,856,590	611,635	699,446	24,336	(34,414)	(498,945)	3,235,420
VIP Emerging Markets Portfolio Initial Class	6,276,851	1,790,790	426,130	592,541	(67,835)	(2,028,134)	5,545,542
VIP Equity-Income Portfolio Initial Class	4,073,007	938,844	433,794	196,836	(62,634)	(1,102,567)	3,412,856
VIP Government Money Market Portfolio Initial Class 0.26%	452,878	1,479,981	306,525	2,102	--	--	1,626,334
VIP Growth & Income Portfolio Initial Class	4,643,886	1,149,063	448,371	251,632	(80,286)	(1,371,755)	3,892,537
VIP Growth Portfolio Initial Class	3,941,747	935,083	663,591	364,512	(68,282)	(835,688)	3,309,269
VIP High Income Portfolio Initial Class	906,306	244,205	174,667	7,343	(12,086)	(131,020)	832,738
VIP Investment Grade Bond Portfolio Initial Class	1,106,583	322,026	427,716	4,917	(2,599)	811	999,105
VIP Mid Cap Portfolio Initial Class	1,131,076	291,365	97,525	1,952	(15,130)	(357,641)	952,145
VIP Overseas Portfolio Initial Class	12,222,930	2,567,442	1,114,914	58,436	(136,754)	(2,575,313)	10,963,391
VIP Value Portfolio Initial Class	2,992,189	1,041,748	250,306	125,967	(56,031)	(1,219,198)	2,508,402
VIP Value Strategies Portfolio Initial Class	1,466,200	541,100	118,223	80,898	(27,857)	(632,266)	1,228,954
	$45,114,821	$12,327,034	$6,125,722	$1,719,162	$(483,081)	$(10,583,006)	$40,250,046

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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